Preferred Stock - Summary of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 10, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized (in shares)		21,910,800
Convertible preferred stock	$ 203,974	$ 164,006	$ 164,006	$ 160,507	$ 55,975
Series A-1
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		5,331,943		5,331,943
Convertible preferred stock, shares outstanding (in shares)		131,797		131,797
Convertible preferred stock, shares authorized (in shares)		5,331,943		5,331,943
Convertible preferred stock	6,065	$ 6,065		$ 6,065	6,065
Series A-2
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		23,307,464		23,307,464
Convertible preferred stock, shares outstanding (in shares)		576,126		576,126
Convertible preferred stock, shares authorized (in shares)		23,307,464		23,307,464
Convertible preferred stock	8,976	$ 8,976		$ 8,976	8,976
Series A-3
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		24,792,020		24,792,020
Convertible preferred stock, shares outstanding (in shares)		612,822		612,822
Convertible preferred stock, shares authorized (in shares)		24,792,020		24,792,020
Convertible preferred stock	10,611	$ 10,611		$ 10,611	10,611
Series A-4
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		5,169,690		5,169,690
Convertible preferred stock, shares outstanding (in shares)		127,787		127,787
Convertible preferred stock, shares authorized (in shares)		5,169,690		5,169,690
Convertible preferred stock	1,993	$ 1,993		$ 1,993	1,993
Series A-5
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		29,545,455		29,545,455
Convertible preferred stock, shares outstanding (in shares)		730,320		730,320
Convertible preferred stock, shares authorized (in shares)		734,533		734,533
Convertible preferred stock	12,858	$ 12,858		$ 12,858	12,858
Series A-6
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		32,391,000		32,391,000
Convertible preferred stock, shares outstanding (in shares)		800,657		800,657
Convertible preferred stock, shares authorized (in shares)		805,848		805,848
Convertible preferred stock	15,476	$ 15,476		$ 15,476	$ 15,472
Series B
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		6,984,971
Convertible preferred stock, shares outstanding (in shares)		6,984,971		6,984,971
Convertible preferred stock, shares authorized (in shares)		7,021,678		7,021,678
Convertible preferred stock	84,637	$ 84,528		$ 84,528
Series B-1
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		1,659,672
Convertible preferred stock, shares outstanding (in shares)		1,659,672		1,412,487
Convertible preferred stock, shares authorized (in shares)		1,659,672		1,659,672
Convertible preferred stock	23,500	$ 23,499		$ 20,000
Series B-2
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		706,243
Convertible preferred stock, shares outstanding (in shares)		706,243		0
Convertible preferred stock, shares authorized (in shares)		1,765,609		1,765,609
Series B-3
Temporary Equity [Line Items]
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001		$ 0.001
Convertible preferred stock, shares issued (in shares)		0		0
Convertible preferred stock, shares outstanding (in shares)		0		0
Convertible preferred stock, shares authorized (in shares)		8,474,924		8,474,924
Convertible preferred stock	$ 39,858